STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 04, 2017	Apr. 19, 2017	May 18, 2015	Apr. 30, 2017	Apr. 30, 2016	Mar. 31, 2017	Apr. 30, 2015	Mar. 07, 2012
Cancellation Of Common Stock					40,000
Increase addition paid in capital					$ 39
Debt conversion converted amount				$ (156,283)
Gain (loss) on extinguishment of debt				$ 207,803	$ (1,365,521)
Stock options exercisable				$ 0.35	$ 0.35		$ 0.35
Number of options				2,000,000	2,000,000		2,000,000
Warrants converted to promissory note		233,000,000
Three Director [Member]
Forgiveness of debt			$ 2,212,721
Stock Issuances [Member]
Common stock shares issued				807,184,154	123,283,700
Preferred Shares conversion					1,000,000
Preferred Shares conversion value					$ 1,000,000
Accrued dividends					$ 410,685
Accrued dividends Conversion shares					123,283,700
Conversion price per shares					$ 0.01
Common stock, value					$ 1,849,256
Price per share					$ 0.015
Gain (loss) on extinguishment of debt					$ 438,571
Stock Issuances [Member] | Interest Expense [Member]
Common stock shares issued				7,000,000
Debt conversion converted amount				$ 34,300
Stock Issuances [Member] | Accounts Payable [Member]
Common stock shares issued				4,298,245
Debt conversion converted amount				$ 98,535
Stock Issuances [Member] | Accrued expenses [Member]
Common stock shares issued				28,625,000
Debt conversion converted amount				$ 5,725
Stock Issuances [Member] | Derivative liabilities [Member]
Common stock shares issued				2,082,190
Debt conversion converted amount				$ 416
Authorized Shares [Member]
Common stock, Authorized						3,000,000,000
Increase authorized common share amandement						5,000,000,000
Warrants [Member]
Common stock purchase					10,000
Stock options exercisable				$ 0.01	$ 0.01		$ 0.25
Number of options				395,261,211	11,512,170		564,000
Anti-dilution provisions				220,644,681	3,289,192
Common stock reserved					395,261,211
Stock Options [Member]
Stock options exercisable								$ 0.35
Number of options								2,000,000
Common Stock Payable
Common stock shares issued				236,784,319
Debt conversion converted amount				$ 3,064,332
Gain (loss) on extinguishment of debt					$ 975,000
Common stock subscriptions payable				307,978	2,925,000		$ 3,395,483
Conversion of related party notes payable					1,950,000
Conversion of accrued expenses					291,668
Conversion of cash				49,741	75,000
Conversion to Private placement					$ 13,815
Stock Payable increses services				$ 17,086
Common Class B [Member]
Common stock shares issued	1,500,000,000
Common stock, value	$ 150,000
Class A Common Stock
Common stock shares issued				39,394,400
Debt conversion converted amount				$ 76,369
Shares valued [Member]
Common stock shares issued				489,000,000
Debt conversion converted amount				$ 184,909